Staff retirement plan	12 Months Ended
Dec. 31, 2014
Staff retirement plan [Abstract]
Staff retirement plan
18	Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company's subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. Other than these contributions, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company's contributions to the staff retirement plans in the PRC amounted to $10,005, $13,701 and $16,181 for the years ended December 31, 2012, 2013 and 2014, respectively. The cost of the Company's contributions to the defined contribution plan outside the PRC amounted to $3,795, $4,034 and $4,673 for the years ended December 31, 2012, 2013 and 2014, respectively.